WESTERN ASSET TRUST, INC.

                         INTERMEDIATE DURATION PORTFOLIO

                             REPORT TO SHAREHOLDERS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1995

                                                     February 28, 1996


Dear Shareholder:

         Enclosed are the mid-year financial statements for the Western Asset Trust Intermediate Portfolio.

         As of December 31, 1995, assets in the fund reached $30 million. We are pleased to report that the portfolio's returns exceeded the Fund's Benchmark for the year, with the fund earning 5.5% vs 5.3% for the Salomon Brothers Medium-Term Index and 5.2% for the Lehman Government/Corporate Intermediate Index.

         Please give us a call if you have any questions on the enclosed.



                                                     Sincerely,


                                                     W. Curtis Livingston
                                                     President

                            WESTERN ASSET TRUST, INC.
                         INTERMEDIATE DURATION PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                December 31, 1995
                             (Amounts in Thousands)
                                   (Unaudited)


                                                  Principal
                                                   Amount               Value
CORPORATE BONDS AND NOTES - 15.0%
Finance - 6.5%
     Ford Motor Credit Company
         6.42%                 2/4/98            $      300          $      305
         5.86%                 8/14/98                  250                 251
     General Motors Acceptance Corp.
         8.375%                2/3/99                   300                 322
     Lehman Brothers Holdings, Inc.
         8.63%                 2/26/99                  400                 427
     United States Leasing International
         8.75%                 12/1/01                  500                 566

                                                                          1,871

Food, Beverage and Tobacco - 3.8%
     Philip Morris Companies, Inc.
         7.125%                12/1/99                  350                 364
     RJR Nabisco, Inc.
         8.75%                 8/15/05                  700                 717

                                                                          1,081

Industrial - 4.0%
     American Home Products
         7.70%                 2/15/00                  100                 107
     TCI Communications, Inc.
         6.82%                 9/15/10                  500                 508
     Time Warner, Inc.
         7.975%                8/15/04                  500                 530

                                                                          1,145

Transportation - 0.7%
     United Airlines, Inc.
         11.21%                5/1/14                   150                 198


Total Corporate Bonds and Notes
     (Identified Cost - $4,087)                                           4,295


                            WESTERN ASSET TRUST, INC.
                         INTERMEDIATE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                    Principal
                                                     Amount               Value
ASSET-BACKED SECURITIES - 8.8%
Fixed-rate Securities - 8.5%
     Fleet Financial Home Equity Trust
         6.70%                 10/16/06           $      178          $      179
     Fleetwood Credit Corp. Grantor Trust
         8.75%                 10/15/04                  251                 254
     Lehman Home Improvement Loan Trust
         8.65%                 12/25/14                  113                 115
     Olympic Automobile Receivables Trust
         7.875%                7/15/01                   498                 511
     Security Pacific Home Equity Loan
         8.10%                 6/15/20                   339                 342
     Standard Credit Card Master Trust I
         6.55%                 10/7/07                 1,000               1,029

                                                                           2,430
Variable-rate Securities(A) - 0.3%
     Securitized Asset Sales Series 1994 Class A3
         7.26%                 8/25/33                    89                  89



Total Asset-backed Securities
     (Identified Cost - $2,483)                                            2,519

MORTGAGE-BACKED SECURITIES - 9.6%
Fixed-rate Securities - 1.1%
     Resolution Trust Corporation
         7.75%                 12/25/18                  319                 318

Variable-rate Securities(A) - 8.5%
     Resolution Trust Corporation
         6.11%                 7/25/20                   109                 106
         8.77%                 3/25/21                   190                 195
         6.68%                 9/25/21                   641                 618
         11.01%                1/25/25                   718                 745
         7.20%                 6/25/24                   600                 593
         8.14%                 9/25/29                   173                 179

                                                                           2,436
Total Mortgage-backed Securities
     (Identified Cost - $2,732)                                            2,754

                            WESTERN ASSET TRUST, INC.
                         INTERMEDIATE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                      Principal
                                                       Amount            Value

U.S. GOVERNMENT SECURITIES - 41.9%
     United States Treasury Notes
         6.625%                3/31/97              $    1,300       $    1,322
         6.50%                 4/30/97                     600              610
         7.125%                9/30/99                   3,400            3,605
         7.50%                 10/31/99                  2,190            2,351
         5.75%                 10/31/00                    100              101
         6.50%                 8/15/05                   1,900            2,024
         5.875%                11/15/05                  1,960            2,004

Total U.S. Government Securities
     (Identified Cost - $11,712)                                         12,017

U.S. GOVERNMENT AGENCY
      MORTGAGE-BACKED SECURITIES - 10.5%
Fixed-rate Securities - 6.0%
     Federal Home Loan Mortgage Corporation
         10.00%                3/1/21                      403               98
         7.00%                 1/1/99                      800              807
     United States Department of Veteran Affairs
         Vendee Mortgage Trust
         7.25%                 10/15/10                    800              818

                                                                          1,723
Variable-rate Securities(A) - 4.5%
     Federal Home Loan Mortgage Corporation
         6.864%                1/1/19                      138              139
     Federal National Mortgage Association
         6.48%                 3/1/18                      249              247
         0%(B)                 5/25/22                     287              263
         0%(B)                 5/25/22                     195              121
     Government National Mortgage Association
         7.50%                 1/20/25                     261              266
         7.00%                 6/20/25                     259              265

                                                                          1,301
Total U.S. Government Agency
     Mortgage-backed Securities
     (Identified Cost - $2,978)                                           3,024

                                       4

                            WESTERN ASSET TRUST, INC.
                         INTERMEDIATE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                     Principal
                                                      Amount             Value

YANKEE BONDS(C) - 1.7%
     YPF Sociedad Anonima
         7.50%                 10/26/02            $      491        $      497

Total Yankee Bonds
     (Identified Cost - $489)                                               497

SHORT-TERM INVESTMENTS - 13.5%
U. S. Government Securities - 3.5%
     United States Treasury Bill
         5.395%                1/18/96                  1,000               997

Repurchase Agreement - 10.0%
     Merrill Lynch Government Securities, Inc.
         5.75% dated 12/29/95, to be repurchased
         at $2,869 on 1/2/96 (Collateral: $2,695
         Federal National Mortgage Association,
         7.70% due 8/10/04, value $3,007)               2,867             2,867

                                                      Actual
                                                     Contracts

Options Purchased - N.M.
     Eurodollar Future Puts
         March 96 Strike Price $94.25                   20                    1


Total Short-term Investments
     (Identified Cost - $3,866)                                           3,865

Total Investments - 101.0%
     (Identified Cost - $28,347)                                    $    28,971

                            WESTERN ASSET TRUST, INC.
                         INTERMEDIATE DURATION PORTFOLIO
                      PORTFOLIO OF INVESTMENTS - Continued
                             (Amounts in Thousands)

                                                                    Net
                                                 Actual        Appreciation
                                    Date        Contracts     (Depreciation)

FUTURES CONTRACT PURCHASED
Five Year Treasury Note Future    March 96          4            $     3

(A) The rate shown is the rate as of December 31, 1995. The rate varies with the weighted average coupon of the underlying loans.
(B) Stripped Security-A security with interest-only or principal-only payment streams. These Federal National Mortgage Securities are principal-only securities which were sold at such a discount as to produce a current yield-to-maturity.
(C) Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
N.M.  Not meaningful

See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                         INTERMEDIATE DURATION PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1995
                                   (Unaudited)

              Assets

Investments at value (Identified Cost - $28,346,753)                      $   28,971,365
Cash                                                                               5,006
Interest receivable                                                              350,355
Due from Adviser                                                                  75,322
Futures variation margin receivable                                                  812
Other assets                                                                      66,492
        Total assets                                                          29,469,352

              Liabilities

Payable for investments purchased                                                795,250
        Total liabilities                                                        795,250

Net assets                                                                   $28,674,102

              Analysis of Net Assets

Common stock at par value $.001 per share, authorized
        100,000,000 shares; issued and outstanding 269,821 shares         $          270

Accumulated paid-in capital                                                   27,876,462

Undistributed net investment income                                                5,438

Accumulated net realized gain on investments, options, and futures               163,975

Unrealized appreciation of investments, options, and futures                     627,957

Net assets                                                                $   28,674,102

Net asset value, offering price, and redemption price
   per share                                                                     $106.27


See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                         INTERMEDIATE DURATION PORTFOLIO
                             STATEMENT OF OPERATIONS
                   For the Six Months Ended December 31, 1995
                                   (Unaudited)


Investment Income:
   Interest                                                                       $    890,133

Expenses:

   Advisory fee                                                   $    53,619
   Administrative fee                                                   6,702
   Custodian fee                                                       26,805
   Registration fees                                                   16,830
   Legal fees                                                          14,600
   Reports to shareholders                                             10,789
   Directors' fees                                                      8,810
   Audit fee                                                            7,200
   Organizational expense                                               6,222
   Transfer agent & shareholder servicing expense                         576
   Other expenses                                                         201

                                                                      152,354
          Less fees waived and expenses reimbursed                    (85,178)
          Total expenses, net of waivers and
              reimbursements                                                            67,176

Net Investment Income                                                                  822,957


Net Realized and Unrealized Gain on Investments:
   Realized gain on investments, options, and futures                 449,176
   Unrealized appreciation of investments, options and futures        193,324
Net Realized and Unrealized Gain on
   Investments                                                                         642,500

Increase in Net Assets Resulting from Operations                                  $  1,465,457

See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                         INTERMEDIATE DURATION PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                                                               For the               For the
                                                          Six Months Ended         Year Ended
                                                          December 31, 1995       June 30, 1995
                                                             (Unaudited)
Increase in Net Assets:
Net investment income                                     $       822,957        $      451,376
Net realized gain on investments                                  449,176               337,201
Unrealized appreciation of investments                            193,324               434,633

Increase in net assets resulting from operations                1,465,457             1,223,210

Distributions to shareholders from:
   Net investment income                                       (1,080,685)             (188,210)
   Net realized gain on investments, options
     and futures                                                  (619,78)               (2,614)

Increase in net assets from Fund share transactions             8,595,727            19,280,005

Increase in net assets                                          8,360,711            20,312,391

Net Assets:

Beginning of period                                            20,313,391                 1,000

End of period (including undistributed
        net investment income of $5,438
        and $263,166, respectively)                       $    28,674,102        $   20,313,391

See notes to financial statements.

                            WESTERN ASSET TRUST, INC.
                         INTERMEDIATE DURATION PORTFOLIO
                              FINANCIAL HIGHLIGHTS

     Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

                                                               For the               For the
                                                          Six Months Ended         Year Ended
                                                          December 31, 1995       June 30, 1995
                                                             (Unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                       $    107.36            $    100.00

Net investment income                                             3.76                   3.86
Net realized and unrealized gain on investments(B)                2.29                   6.02

Total from investment operations                                  6.05                   9.88

Distributions to shareholders from:
     Net investment income                                       (5.13)                 (2.47)
     Net realized gain on investments,
         options and futures                                     (2.01)                  (.05)

                                                                 (7.14)                 (2.52)

Net asset value, end of period                             $    106.27            $    107.36

Total return                                                      5.05%(C)              10.08%

RATIOS/SUPPLEMENTAL DATA:
RATIOS TO AVERAGE NET ASSETS:
     Expenses                                                      .50%(A,D)              .50%(A)
     Net investment income                                        6.14%(A,D)             6.11%(A)

Portfolio turnover rate                                         997.66%(D)             764.45%

Net assets, end of period (in thousands)                   $    28,674            $    20,313

(A) Net of investment advisory and administrative fees waived pursuant to a voluntary expense limitation of 0.50%.
(B) The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the year. This amount is inconsistent with the Fund's aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.
(C)  Not annualized.
(D)  Annualized.
     See notes to the financial statements.

                            WESTERN ASSET TRUST, INC.
                         INTERMEDIATE DURATION PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

1.  Significant Accounting Policies:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Intermediate Duration Portfolio ("Fund"), a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to July 1, 1994, other than those related to organizational matters.

Security Valuation

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

Options and Futures

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As the contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

Dividends to Shareholders

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to increase or reduce interest income.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

Deferred Organizational Expense

Deferred   organizational   expenses  of  $53,920  are  being   amortized  on  a
straight-line basis through June 30, 1999.

Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

Use of Estimates

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


2.  Financial Instruments:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

Repurchase Agreements

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

Option Transactions

A written call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A written put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period were as follows:

                                                     Calls                        Puts
                                            Contracts       Premiums   Contracts      Premiums
Options outstanding at June 30, 1995             -        $        -          -      $       -
Options written                                165            84,307         51         29,808
Options exercised                               (8)           (3,315)       (20)          (850)
Options expired                                (10)           (3,988)         -              -
Options closed                                (147)          (77,004)       (31)       (28,958)

Options outstanding at December 31, 1995         -                 -          -              -


Futures

The fund has entered into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates.

3.  Portfolio Transactions:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the six months ended December 31, 1995, aggregated $24,121,404 and $19,964,737, respectively. Purchases and sales of U.S. Government securities aggregated $96,478,056 and $92,198,397, respectively for the same period.


At December 31, 1995, the cost of securities for federal income tax purposes was $24,480,651. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $640,114 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $15,502.


4.  Fund Share Transactions:

At December 31, 1995, there were 100,000,000 Fund shares authorized at $.001 par value. Transactions in Fund shares were as follows:

                                                       For the                            For the
                                                  Six Months Ended                      Year Ended
                                                  December 31, 1995                   June 30, 1995
                                              Shares           Amount            Shares            Amount
Sold                                          86,640       $  9,268,933         191,760         $19,549,656
Reinvestment of distributions                 16,149          1,700,473           1,875             190,824
Repurchased                                  (22,177)        (2,373,679           (4,43)           (460,475)

Net increase                                  80,612       $  8,595,727         189,199         $19,280,005

5. Transactions with Affiliates:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.10% of average daily net assets of the Fund. The Administrator has voluntarily agreed to temporarily waive its fees. Pursuant to this agreement, administration fees of $6,702 were waived for the six months ended December 31, 1995.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.40% of average daily net assets of the Fund. The Adviser has voluntarily agreed to waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.50% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $53,619 were waived for the six months ended December 31, 1995. At December 31, 1995, $75,332 was due from the Adviser as reimbursement for expenses paid in excess of the 0.50% annual limit.